Long-term debt and interest and other costs - Components of Long-Term Debt (Detail) - EUR (€) € in Millions	Dec. 31, 2020	May 31, 2020	Feb. 29, 2020	Dec. 31, 2019	Nov. 30, 2016	Jul. 31, 2016	Sep. 30, 2013
Debt Instrument [Line Items]
Other	€ 8.2			€ 10.2
Long-term debt	4,678.2			3,108.3
Less: current portion of long-term debt	15.4			0.0
Non-current portion of long-term debt	4,662.8			3,108.3
Zero Point Six Two Five Percent Senior Notes Due Two Thousand Twenty Two
Debt Instrument [Line Items]
Principal amount	501.5			499.5		€ 500.0
Interest rate on principal amount						0.625%
Three Point Three Seven Five Percent Senior Notes Due Two Thousand Twenty Three
Debt Instrument [Line Items]
Principal amount	802.1			813.3			€ 750.0
Interest rate on principal amount							3.375%
One Point Three Seven Five Percent Senior Notes Due Two Thousand Twenty Six
Debt Instrument [Line Items]
Principal amount	1,028.0			1,007.0		€ 1,000.0
Interest rate on principal amount						1.375%
One Point Six Two Five Percent Senior Notes Due Two Thousand Twenty Seven
Debt Instrument [Line Items]
Principal amount	795.4			778.3	€ 750.0
Interest rate on principal amount					1.625%
Senior Notes due February 25th 2030, 0.250%
Debt Instrument [Line Items]
Principal amount	740.7		€ 750.0	0.0
Interest rate on principal amount			0.25%
Senior Notes due February 25th 2030, 0.625%
Debt Instrument [Line Items]
Principal amount	746.8	€ 750.0		0.0
Interest rate on principal amount		0.625%
Debt Assumed In Berliner Glas Acquisition
Debt Instrument [Line Items]
Principal amount	€ 55.5			€ 0.0